Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000011312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.50%	5.55%	1.50%	2.68%
C000038248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	4.37%	5.29%	1.25%	2.46%
C000038245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(0.07%)	0.82%	0.38%	2.01%
C000038245 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	4.37%	5.29%	1.25%	2.45%
C000011309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	4.44%	5.44%	1.39%	2.60%
C000038247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	2.98%	3.50%	0.49%	1.84%
C000038247 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	3.98%	4.50%	0.49%	1.84%
C000199769 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	4.42%	5.60%	1.53%	2.71%
C000011320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.18%	8.15%	1.21%	2.33%
C000038306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	5.94%	7.87%	0.96%	2.10%
C000038303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	1.44%	3.29%	0.09%	1.65%
C000038303 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	5.94%	7.88%	0.97%	2.09%
C000011317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	6.02%	7.92%	1.09%	2.25%
C000038305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	4.65%	6.07%	0.20%	1.48%
C000038305 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	5.65%	7.07%	0.20%	1.48%
C000199770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.21%	8.20%	1.26%	2.37%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%	1.35%	2.45%
New Jersey Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Jersey Customized Reference Benchmark
Average Annual Return, Percent	4.55%	5.29%	2.02%
Pennsylvania Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Pennsylvania Customized Reference Benchmark
Average Annual Return, Percent	5.18%	6.31%	1.50%